Business developments	12 Months Ended
Dec. 31, 2019
Business developments
3 Business developments, significant shareholders and subsequent events
Business developments
Credit Suisse InvestLab AG
In September 2019, the Group completed the first closing of the transfer announced in June 2019, which combined its open architecture investment fund platform, Credit Suisse InvestLab AG (InvestLab), with Allfunds Group (Allfunds). The transaction included the transfer of the InvestLab legal entity and its related employees and service agreements to Allfunds. The Group became a minority shareholder in the combined business. The subsequent transfer of the related distribution agreements is expected to be completed in the first quarter of 2020. Other revenues in 2019 included CHF  327 million from this first closing as reflected in net revenues of the Swiss Universal Bank, International Wealth Management and Asia Pacific divisions.
COVID-19
The spread of COVID-19 is expected to have a significant impact on the global economy, at least in the first half of 2020, and is likely to affect the Group’s financial performance, including credit loss estimates, trading revenues, net interest income and potential goodwill assessments.
Significant shareholders
Significant shareholders registered in the share register
The following table includes significant shareholders (including nominees) with holdings in Group shares of at least 5% of the voting rights, which were registered in the share register as of December 31, 2019 and 2018, respectively.
Significant shareholders registered in the share register
	2019			2018
end of	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)
Direct shareholders [1]
Chase Nominees Ltd. [2]	343	14	13.43	388	16	15.19
Nortrust Nominees Ltd. [2]	163	7	6.37	149	6	5.84
1 As registered in the share register of the Group on December 31 of the reporting period; includes shareholders registered as nominees.
2
Nominee holdings exceeding 2% are registered with a right to vote only if the nominee confirms that no individual shareholder holds more than 0.5% of the outstanding share capital or if the nominee discloses the identity of any beneficial owner holding more than 0.5% of the outstanding capital.

Information received from shareholders not registered in the share register
In addition to the shareholdings registered in the share register of the Group, the Group has obtained and reported to the SIX Swiss Exchange information from its shareholders in accordance with the notification requirements of the Swiss Federal Act on Financial Market Infrastructures and Market Conduct in Securities and Derivatives Trading. These shareholders may hold their shareholdings in Group shares through a nominee. The following shareholder notifications relate to registered voting rights exceeding 5% of all voting rights, which are subject to disclosure in the notes to the financial statements in accordance with the Swiss Code of Obligations.
In a disclosure notification that the Group published on November 9, 2013, the Group was notified that as of November 4, 2013, Harris Associates L.P. held 81.5 million shares, or 5.17% of the voting rights, of the registered Group shares issued as of the date of the notified transaction. No further disclosure notification has been received from Harris Associates L.P. relating to holdings of registered Group shares since 2013. This position includes the reportable position of Harris Associates Investment Trust ( 4.97% of the voting rights), as published by the SIX Swiss Exchange on August 1, 2018.
In a disclosure notification that the Group published on September 6, 2018, the Group was notified that as of August 24, 2018, Qatar Holding LLC held 133.2 million shares, or 5.21% of the voting rights, of the registered Group shares issued as of the date of the notified transaction. No further disclosure notification has been received from Qatar Holding LLC relating to holdings of registered Group shares since 2018.
Subsequent event
There were no subsequent events since the balance sheet date of the consolidated financial statements.